Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000168965
Shareholder Report [Line Items]
Fund Name	Princeton Premium Fund
Class Name	Class A Shares
Trading Symbol	PPFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$280	2.75%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 16, 2016)
Princeton Premium Fund
Without Load	3.67%	5.84%	5.00%
With Load	-2.32%	4.60%	4.21%
S&P 500® Index	36.35%	15.98%	15.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 375,843,108	$ 375,843,108
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 5,723,906
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,843,108
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$5,723,906
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	0.6%
Money Market Funds	10.1%
U.S. Government & Agencies	89.3%

C000168967
Shareholder Report [Line Items]
Fund Name	Princeton Premium Fund
Class Name	Class I Shares
Trading Symbol	PPFIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$253	2.48%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 16, 2016)
Princeton Premium Fund	4.03%	6.12%	5.27%
S&P 500® Index	36.35%	15.98%	15.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 375,843,108	$ 375,843,108
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 5,723,906
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,843,108
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$5,723,906
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	0.6%
Money Market Funds	10.1%
U.S. Government & Agencies	89.3%